Expenses By Nature - Schedule of Cost of Sales (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Expenses By Nature Abstract
Direct mining and milling costs	[1]	$ 19,604	$ 22,541
Changes in inventories	[2]	143	193
Depletion and amortization		4,649	4,708
Toll milling costs		234	482
Cost of sales		$ 24,630	$ 27,924

[1]	Direct mining and milling costs include personnel, general and administrative, fuel, electricity, maintenance and repair costs as well as operating supplies, external services and transport fees.
[2]	Changes in inventories reflect the net cost of ore and concentrate (i) sold during the current period but produced in a previous period (an addition to direct mining and milling costs) or (ii) produced but not sold in the current period (a deduction from direct mining and milling costs).